Advance for investment	12 Months Ended
Mar. 31, 2022
Advance for investment
Advance for investment
7.	Advance for investment

Advance for investment consisted of the following:

	As of March 31,
	2022	2021
Advance for investment(1)	1,732,775	—
Total	$1,732,775	$—
(1)	Advance for investment: The Group made a down payment to the shareholder of Wuxi Talent Home Information Technology Co. Ltd., (“Wuxi Talent”) for the purpose of 100% share purchase and long-term investment. However, by March 31st, 2022, the control of Wuxi Talent was not transferred to the Company yet. Therefore, the payment at the amount of $1,732,775 (RMB11,000,000) is a deposit towards the future purchase.